Notes Payable Disclosure: Minimum principal payments under notes payable (Details)	Mar. 31, 2023 USD ($)
Minimum principal payments, notes payable	$ 1,080,000
Minimum payments, Dec 31, 2023
Minimum principal payments, notes payable	829,012
Minimum payments, Dec 31, 2024
Minimum principal payments, notes payable	15,492
Minimum payments, Dec 31, 2025
Minimum principal payments, notes payable	15,492
Minimum payments, Dec 31, 2026
Minimum principal payments, notes payable	15,492
Minimum payments, Dec 31, 2027
Minimum principal payments, notes payable	15,492
Minimum payments, Dec 31, 2028
Minimum principal payments, notes payable	$ 189,020